Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2025
Systems and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	15.00%
Systems and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	20.00%
Computers and software [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	15.00%
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the related lease period or the useful lives of the asset